Cash, cash equivalents and restricted cash	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash, cash equivalents and restricted cash	Cash, cash equivalents and restricted cash
Our restricted cash balance was $101 million and $192 million as of December 31, 2025 and 2024, respectively, and was primarily related to our Export Credit Agency (“ECA”) financings, Export-Import Bank of the United States (“Ex-Im”) financings, our AerFunding revolving credit facility, our Brazilian Development Bank (“BNDES”) financing and other debt. Refer to Note 15—Debt.
The following is a summary of our cash, cash equivalents and restricted cash as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Cash and cash equivalents	$1,379,180	$1,209,226
Restricted cash	100,564	192,356
Total cash, cash equivalents and restricted cash	$1,479,744	$1,401,582